FAIR VALUE MEASUREMENT (Details) - Investee B - Level 3 - Recurring basis ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs
Fair value at the beginning of the period		¥ 3,068
Investment			¥ 3,068
Changes in fair value		905
Fair value at the end of the period	$ 613	¥ 3,973	¥ 3,068